Intangible assets - Summary of exploration and evaluation expenditure (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exploration And Evaluation Expenditure [Abstract]
Net expenditure in the year (net of cash proceeds of US$1 million (2019: US$10 million; 2018: US$233 million) on disposal of undeveloped projects)	$ (711)	$ (671)	$ (345)
Non-cash movements and non-cash proceeds on disposal of undeveloped projects	0	0	45
Exploration and evaluation costs capitalised	87	57	90
Net charge for the year	(624)	(614)	(210)
Reconciliation to income statement:
Exploration and evaluation costs	(625)	(624)	(488)
Profit/(loss) relating to interests in undeveloped projects	1	10	278
Net charge for the year	$ (624)	$ (614)	$ (210)